Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following tables represent the fair value hierarchy of the Group’s financial assets and liabilities measured at fair value on a recurring basis as of April 30, 2024 and October 31, 2023:
	As of April 30, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Contingent consideration – earn-out liability(i)	$-	$-	$-	$-
Convertible notes (ii)	-	-	1,573,735	1,573,735
Total	$-	$-	$1,573,735	$1,573,735

As of October 31, 2023
Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Contingent consideration – earn-out liability (i)	$-	$-	$-	$-
Total	$-	$-	$-	$-

(i) Contingent consideration – earn-out liability

Pursuant to the Merger Agreement, eligible shareholders of Caravelle may receive up to 35,000,000 ordinary shares of the Group (the “Earnout Shares”) if the Group’s consolidated revenue exceed certain targets. Upon the closing of the SPAC Transaction, the Group recorded the fair value of the contingent consideration, which is resulted from earn-out liability and classified as level 3 in the fair value hierarchy. The Group records the changes in fair value in earnings. Since the Group determined that the probabilities of achieving the revenue earnout targets were nil, the Group estimated the fair value of the Earnout liability of $nil as of December 16, 2022 (upon the closing of the SPAC Transaction), October 31, 2023 and April 30, 2024.

(ii) Convertible notes

The Group elected the fair value option to account for its convertible notes (excluding freestanding warrants if applicable, refers to Note 8 for detail information). The Group engaged an independent valuation firm to perform the valuation. The fair value of the convertible notes is calculated using the binomial tree model. The convertible notes are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Group’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of the convertible loans include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion.

Schedule of Convertible Notes Measured at Fair Value on a Recurring Basis	The following is a reconciliation of the beginning and ending balances for all convertible notes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2024:
April 30,
2024

Opening balance	$-
Issuance of convertible notes	1,332,000
Change in fair value of convertible notes	320,218
Cash repaid	(70,015)
Ordinary shares issued for convertible notes	(8,468)
Total	$1,573,735

Schedule of Disaggregation of Revenue	For the six months ended April 30, 2024 and 2023, the disaggregation of revenue is as follows:
	For the Six Months Ended
	April 30, 2024	April 30, 2023
		(Restated)
Ocean freight revenue	$33,211,799	$49,330,293
Vessel service revenue	1,643,746	215,118
Total	$34,855,545	$49,545,411